                      COLUMBIA CONSERVATIVE HIGH YIELD FUND
                                  (THE "FUND")
      SUPPLEMENT TO THE FUND'S CLASS A, B, C AND D SHARE PROSPECTUS DATED
                                JANUARY 1, 2006


     In the section under the heading "PERFORMANCE HISTORY" the chart entitled "AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04(1)" is revised in its entirety as follows:

-----------------------------------------------------------------------------------------------
                                                                  1 Year    5 Years   10 Years
-----------------------------------------------------------------------------------------------
Class A (%)
-----------------------------------------------------------------------------------------------
    Return Before Taxes                                            2.02       5.06      7.42
-----------------------------------------------------------------------------------------------
    Return After Taxes on Distributions                           -0.13       2.32      4.21
-----------------------------------------------------------------------------------------------
    Return After Taxes on Distributions and Sale of Fund Shares    1.26       2.59      4.32
-----------------------------------------------------------------------------------------------
Class B (%)
-----------------------------------------------------------------------------------------------
    Return Before Taxes                                            1.36       5.41      7.75
-----------------------------------------------------------------------------------------------
    Return After Taxes on Distributions                           -0.62       2.74      4.60
-----------------------------------------------------------------------------------------------
    Return After Taxes on Distributions and Sale of Fund Shares    0.84       2.94      4.66
-----------------------------------------------------------------------------------------------
Class C (%)
-----------------------------------------------------------------------------------------------
    Return Before Taxes                                            5.53       5.74      7.76
-----------------------------------------------------------------------------------------------
    Return After Taxes on Distributions                            3.49       3.10      4.61
-----------------------------------------------------------------------------------------------
    Return After Taxes on Distributions and Sale of Fund Shares    3.54       3.24      4.67
-----------------------------------------------------------------------------------------------
Class D (%)
-----------------------------------------------------------------------------------------------
    Return Before Taxes                                            5.43       5.59      7.68
-----------------------------------------------------------------------------------------------
    Return After Taxes on Distributions                            3.42       2.93      4.52
-----------------------------------------------------------------------------------------------
    Return After Taxes on Distributions and Sale of Fund Shares    3.48       3.10      4.59
-----------------------------------------------------------------------------------------------
Merrill Lynch High Yield Index (%)                                10.76       7.32      8.46
-----------------------------------------------------------------------------------------------
JP Morgan Chase Developed BB High Yield Index (%)                  9.28       9.78      9.98(2)
-----------------------------------------------------------------------------------------------


(1) Class A, Class B, Class C and Class D are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class C shares were initially offered on October 13, 2003, Class A, B and D shares were initially offered on November 1, 2002, and Class Z shares were initially offered on October 1, 1993.

(2) Performance is from 1/31/95.




INT-47/106639-0206                                             February 17, 2006